Tax situation - Income tax provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax Explanatory
Current income tax expense	$ 11,911	$ 16,882	$ 23,713
Deferred income tax expense (benefit)	(37,501)	9,997	(5,825)
Income tax expense (benefit)	25,590	(26,879)	(17,888)
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Current Peruvian tax returns	42,978	12,525	3,877
Royalties and mining taxes	11,444	8,822	4,944
Other taxes	993	121	211
Income tax prior year adjustments	8,459	8,900	(2,006)
Fines from prior years, note 24	4,056	0	0
Income tax prior years refunds	(3,002)	0	0
Current income tax expense	64,928	30,368	7,026
Deferred income tax expense (benefit)	0	(1,071)	0
Income tax expense (benefit)	$ 64,928	$ 29,297	$ 7,026